Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Basis of Consolidation [Policy Text Block]

(a) Basis of Consolidation

The consolidated financial statements of the Company have been prepared in accordance with U.S. generally accepted accounting principles. The consolidated financial statements include the accounts of the Company, its subsidiaries, and its VIE for which the Company is the primary beneficiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates [Policy Text Block]

(b) Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. The Company’s significant estimates include its accounts receivable, warrants liability, goodwill, and other intangible assets. Management makes these estimates using the best information available at the time the estimates are made; however actual results could differ from those estimates.

Economic and Political Risks [Policy Text Block]

(c) Economic and Political Risks

All the Company’s revenue-generating operations are conducted in the PRC. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environments in the PRC, and by the general state of the PRC economy. The Company’s operations in the PRC are subject to special considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environments and foreign currency exchange. The Company’s financial results may be adversely affected by changes in the political and social conditions in the PRC, and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion, remittances abroad, and rates and methods of taxation.

Cash and Cash Equivalents [Policy Text Block]

(d) Cash and Cash Equivalents

The Company considers all highly liquid investments purchased and cash deposits with financial institutions with original maturities of three months or less to be cash equivalents. The Company had no cash equivalents as of December 31, 2017 or 2016.

The Company maintains its cash accounts at credit worthy financial institutions and closely monitors the movements of its cash positions. As of December 31, 2017 and 2016, approximately $3.0  million and $3.7 million of cash, respectively, was held in bank accounts in the PRC.

Accounts Receivable, Accounts Receivable related parties, and Concentration of Risk [Policy Text Block]

(e) Accounts Receivable, Accounts Receivable –related parties, and Concentration of Risk

Accounts receivable are recognized and carried at invoiced amount less an allowance for any uncollectible accounts, if any. The Company maintains an allowance for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments. The Company reviews the collectability of its receivables on an ongoing basis. After all attempts to collect a receivable have failed, the receivable is written off against the allowance.

The Company evaluates the creditworthiness of all of its customers individually before accepting them and continuously monitors the recoverability of accounts receivable. If there are any indicators that a customer may not make payment, the Company may consider making provision for non-collectability for that particular customer. At the same time, the Company may cease further sales or services to such customer. The following are some of the factors that the Company considers in determining whether to discontinue sales or record an allowance:

•	the customer fails to comply with its payment schedule;
•	the customer is in serious financial difficulty;
•	a significant dispute with the customer has occurred regarding job progress or other matters;
•	the customer breaches any of the contractual obligations;
•	the customer appears to be financially distressed due to economic or legal factors;
•	the business between the customer and the Company is not active; and
•	other objective evidence indicates non-collectability of the accounts receivable.

The Company considers the following factors when determining whether to permit a longer payment period or provide other concessions to customers:

•	the customer’s past payment history;
•	the customer’s general risk profile, including factors such as the customer’s size, age, and public or private status;
•	macroeconomic conditions that may affect a customer’s ability to pay; and
•	the relative importance of the customer relationship to the Company’s business.

Since May 2017, the Company entered into a series of contracts with Shenzhen Taoping New Media, Ltd.(“Shenzhen Taoping”) and its affiliates for the sale of the Company’s Cloud-Application-Terminal based digital ads display terminals, software and technical services. Shenzhen Taoping is a company controlled by Mr. Lin.

Accounts receivable as at December 31, 2017 and 2016 are as follows:

	December 31,	December 31,
	2017	2016
Accounts Receivable	$8,249,457	$5,645,114
Allowance for doubtful accounts	(2,981,705)	(2,625,765)
Accounts Receivable – Net	$5,267,752	$3,019,349
Accounts Receivable-related parties	$4,872,743	$-

The allowance for doubtful accounts at December 31, 2017 and 2016, totaled approximately $3.0  million and $2.6  million, respectively, representing management’s best estimate. The following table describes the movements in the allowance for doubtful accounts during the years ended December 31, 2017 and 2016:

Balance at January 1, 2016	$5,029,107
Increase in allowance for doubtful accounts	826,232
Amounts written off as uncollectible	(2,900,447)
Foreign exchange difference	(329,127)
Balance at December 31, 2016	$2,625,765
Increase in allowance for doubtful accounts	180,305
Foreign exchange difference	175,635
Balance at December 31, 2017	$2,981,705

Advances to Suppliers [Policy Text Block]	(f) Advances to Suppliers Advances to suppliers represent cash deposits for the purchase of inventory items from suppliers.
Advances from Customers and related parties [Policy Text Block]

(g) Advances from Customers and related parties

Advances from customers and related parties represent cash received from customers and related parties as advance payments for the purchases of the Company’s products and services.

Fair Value and Fair Value Measurement of Financial Instruments [Policy Text Block]

h) Fair Value and Fair Value Measurement of Financial Instruments

Management has estimated that the carrying amounts of non-related party financial instruments approximate fair values for all periods presented due to their short-term maturities.

Fair Value Accounting

Financial Accounting Standards Board (FASB) Accounting Standards Codifications (ASC) 820-10 “Fair Value Measurements and Disclosures”, establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). As required by FASB ASC 820-10, assets are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The three levels of the fair value hierarchy under FASB ASC 820-10 are described below:

Level 1	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2	Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and
Level 3	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The following tables present the fair value hierarchy of those assets and liabilities measured at fair value:

Recurring fair value measurements:

	Fair Value Measurements Using
		Quoted
		Prices in
		Active			Total Gains
		Markets	Significant		(Losses) for
		for	Other	Significant	the year
	As of	Identical	Observable	Unobservable	ended
	December	Liabilities	Inputs	Inputs	December 31,
	31,
	2017	(Level 1)	(Level 2)	(Level 3)	2017
Warrants liability	$-	$-	$-	$-	$3,719
Total recurring fair value measurements					$3,719

	Fair Value Measurements Using
		Quoted
		Prices in
		Active			Total Gains
		Markets	Significant		(Losses) for
	As of	for	Other	Significant	the year
	December	Identical	Observable	Unobservable	ended
	31,	Liabilities	Inputs	Inputs	December 31,
	2016	(Level 1)	(Level 2)	(Level 3)	2016
Warrants liability	$3,719	$-	$-	$3,719	$34,175
Total recurring fair value measurements					$34,175

As of December 31, 2017 and 2016, the Company measured the fair value of its derivative liability related to warrants using a binomial or lattice model and Monte-Carlo Simulation for warrants A and warrants B, respectively. The following tables reflect the quantitative information about recurring Level 3 fair value measurements:

	Series A	Series B
	Warrants	Warrants
December 31, 2017:
Annual volatility	56.13%	-
Risk-free rate	1.46%	-
Dividend rate	0.00%	-
Contractual term	0.4 years	-
Closing price of ordinary shares	$1.48	$-
Conversion/exercise price	$7.73	$-
December 31, 2016:
Annual volatility	85.43%	-
Risk-free rate	0.96%	-
Dividend rate	0.00%	-
Contractual term	1.4 years	-
Closing price of ordinary shares	$0.72	$-
Conversion/exercise price	$7.73	$-
December 31, 2015:
Annual volatility	89.55%	150.85%
Risk-free rate	1.27%	0.56%
Dividend rate	0.00%	0.00%
Contractual term	2.4 years	0.2 years
Closing price of ordinary shares	$1.68	$1.68
Conversion/exercise price	$7.73	$7.09
Origination:
Annual volatility	88.00%	92.00%
Risk-free rate	1.00%	0.09%
Dividend rate	0.00%	0.00%
Contractual term	3 years	0.5 years
Closing price of ordinary shares	$3.85	$3.85
Conversion/exercise price	$7.73	$7.09

The warrants liability is considered a Level 3 liability on the fair value hierarchy as the determination of fair values includes various assumptions about future activities, stock price, and historical volatility inputs. Significant unobservable inputs for the Level 3 warrants liability include (1) the estimated probability of the occurrence of a down round financing during the term over which the related warrants are exercisable, (2) the estimated magnitude of the down round, and (3) the estimated magnitude of any net cash fractional share settlement. Significant increases or decreases in any of those inputs in isolation would result in a significantly different fair value measurement.

The table below reflects the components effecting the change in fair value for the years ended December 31, 2017, 2016 and 2015, respectively:

	Level 3 Liabilities
	For the Year Ended December 31, 2017
	January 1,		Change in Fair	December 31,
	2017	Settlements	Value	2017
Warrants liability (see Note 16)	$3,719	$-	$(3,719)	$-

	Level 3 Liabilities
	For the Year Ended December 31, 2016
	January 1,		Change in Fair	December 31,
	2016	Settlements	Value	2016
Warrants liability (see Note 16)	$1,156,386	$(1,118,492)	$(34,175)	$3,719

	Level 3 Liabilities
	For the Year Ended December 31, 2015
	January 1,			Change in Fair	December 31,
	2015	Issuances	Settlements	Value	2015
Warrants liability (see Note 16)	$-	$4,982,694	$(9,484,295)	$5,657,987	$1,156,386

Non-recurring fair value measurements:

	Fair Value Measurements Using
		Quoted
		Prices in
		Active			Total
		Markets	Significant		Losses from impairment
	As of	for	Other	Significant	for the year
	December	Identical	Observable	Unobservable	ended
	31,	Liabilities	Inputs	Inputs	December 31,
	2016	(Level 1)	(Level 2)	(Level 3)	2016
Goodwill	$-	$-	$-	$-	$(4,442,367)
Total non-recurring fair value measurements					$(4,442,367)

As of December 31, 2016, goodwill was measured at fair value on a non-recurring basis using level 3 inputs, which resulted in impairment charges being recorded for the year ended December 31, 2016. Refer to Notes 6 for impairment detail.

Quantitative Information about non-recurring Level 3 Fair Value Measurements:

Fair Value
	as of	Valuation	Unobservable
	December 31, 2016	Techniques	Inputs	Range

		Discounted	Profit after tax
Goodwill	$-	cash flow	Annual Growth	(125) %- 142%
			Discount rate	22.57%

The significant unobservable inputs used in the fair value measurement of the non–cash impairment of goodwill are the forecasted performance results of the operations and the discount rate of the Company .The discount rate applied to the cash flow streams attributable to the Reporting Unit is the cost of equity of the Reporting Unit, which is developed through the application of the Capital Asset Pricing Model (“CAPM”) with reference to the required rates of return demanded by investors for similar projects. The Company based its fair value estimates on assumptions it believes to be reasonable but that are unpredictable and inherently uncertain. Actual future results related to assumed variables could differ from these estimates.

Inventories [Policy Text Block]

(i) Inventories

Inventories are valued at the lower of cost and net realizable value. Net realizable value is the expected selling price in the ordinary course of business minus any costs of completion, disposal, and transportation to make the sale.

The Company performs an analysis of slow-moving or obsolete inventory periodically and any necessary valuation reserves, which could potentially be significant, are included in the period in which the evaluations are completed. Any inventory impairment results in a new cost basis for accounting purposes.

Property, plant and equipment [Policy Text Block]

(j) Property, plant and equipment

Property, plant and equipment are stated at cost less accumulated amortization and depreciation. Amortization and depreciation is provided over the assets’ estimated useful lives, using the straight-line method. Estimated useful lives of property, plant and equipment are as follows:

Office buildings	20 - 50 years
Plant and machinery	3 - 20 years
Electronics equipment, furniture and fixtures	3 - 5 years
Motor vehicles	5 years
Purchased software	3 - 10 years

Maintenance and repairs costs are expensed as incurred, whereas significant renewals and betterments are capitalized.

Intangible assets [Policy Text Block]

(k) Intangible assets

Intangible assets represent technology, and software development costs and trademarks capitalized by the Company’s subsidiaries.

Intangible assets are stated at acquisition fair value or cost less accumulated amortization, and amortized using the straight-line method over the following estimated useful lives:

Software development costs	3 - 5 years
Trademarks	5 years

Goodwill [Policy Text Block]

(l) Goodwill

ASC 350-30-50, “Goodwill and Other Intangible Assets”, requires the testing of goodwill and indefinite-lived intangible assets for impairment at least annually. The Company tests goodwill for impairment in the fourth quarter each year or earlier if an indicator of impairment exists.

Under applicable accounting guidance, the goodwill impairment analysis is a two-step test. The first step of the goodwill impairment test involves comparing the fair value of each reporting unit with its carrying amount including goodwill. If the fair value of a reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not impaired; however, if the carrying amount of the reporting unit exceeds its fair value, the second step must be performed to measure potential impairment.

The second step involves calculating an implied fair value of goodwill for each reporting unit for which the first step indicated possible impairment. If the implied fair value of goodwill exceeds the goodwill assigned to the reporting unit, there is no impairment. If the goodwill assigned to a reporting unit exceeds the implied fair value of goodwill, an impairment charge is recorded for the excess.

Impairment of Long-Lived Assets [Policy Text Block]

(m) Impairment of Long-Lived Assets

Long-lived assets held and used by the Company are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of assets may not be recoverable. It is reasonably possible that these assets could become impaired as a result of technology or other industry changes. Recoverability of assets to be held and used is determined by comparing their carrying amount with their expected future net undiscounted future cash flows from the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by how much the carrying amount exceeds the fair value of the assets. Assets held for disposal, if any, are reported at the lower of the carrying amount or fair value less costs to sell.

Derivative liability - Warrants [Policy Text Block]

(n) Derivative liability - Warrants

The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is determined and re-assessed at the end of each reporting period, in accordance with FASB ASC Topic 815, “Derivatives and Hedging”. This guidance affects the accounting for warrants issued acquiring the Company’s ordinary shares that contain provisions to protect warrant holders from a decline in the stock price, referred to as down-round protection. Down-round provisions reduce the exercise price of a warrant, if the company either issues equity shares for a price that is lower than the exercise price of the warrants, or issues convertible instruments with a conversion price per equity share that is less than the exercise price of the warrants, or issues new warrants or options that have a lower exercise price. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re-valued at each reporting date, with changes in the fair value charged to earning or loss. The Company generally uses a binomial or lattice model and Monte-Carlo simulation to value the warrants at inception and subsequent valuation dates. Derivative instrument liabilities are classified in the balance sheet as current or non-current based on whether or not net-cash settlement of the derivative instrument could be required within 12 months of the balance sheet date.

Revenue Recognition [Policy Text Block]

(o) Revenue Recognition

The Company generates its revenues primarily from four sources, (1) hardware sales, (2) software subscription, (3) software sales, and (4) system integration services. The Company’s revenue recognition policies are in accordance with SEC Staff Accounting Bulletin No. 104, "Revenue Recognition", FASB ASC No. 605-35 "Construction-Type and Production-Type Contracts" ("FASB ASC 605-35"), and FASB ASC No. 605-25 “Multiple-Element Arrangements” (“FASB ASC 605-25”) , and FASB ASC 985-605 “Software – Revenue Recognition” (“FASB ASC 985-605”).

Hardware

Hardware revenues are generated primarily from the sales of elevator IoT box, Cloud-based ad terminals and display technology products, and are recognized only when persuasive evidence of an arrangement exists, delivery has occurred and upon receipt of customers’ acceptance, the price to the customer is fixed or determinable in accordance with the contract, and collectability is reasonably assured. Hardware products include hardware and software essential to the hardware products’ functionalities. The Company accounts for hardware sales in accordance with FASB ASC 605-25. Accordingly, the Company has identified three deliverables regularly included in arrangements involving the sale of hardware products. The first deliverable, which represents the substantial portion of the allocation sales price, is the hardware and software essential to the functionality of the hardware products delivered at the time of sale. The second deliverable is the embedded right to receive on a when-and-if-available basis, future unspecified software upgrades relating to the products essential software. The third deliverable is the non-software services to be provided to the hardware products. The Company allocates revenue among these deliverables using the relative selling price method. Because the Company has neither Vendor-Specific Objective Evidence of fair value (VSOE) nor Third-Party Evidence of Selling Price (TPE) for these deliverables, the allocation of revenue is based on the Company’s Best Estimates of Selling Prices (ESPs). Revenue allocated to the delivered hardware and related essential software is recognized at the time of sales provided other conditions for revenue recognition have been met.

The Company’s process for determining its EPS for deliverables without VSOE or TPE considers multiple factors that may vary depending on the unique facts and circumstances related to each deliverable, including, where applicable, prices charged by the Company and market trends in the pricing for similar offerings, product specifics business objectives, estimated cost to provide the non-software services and the relative ESP of the upgrade rights and non-software services as compared to the total selling prices of the products. The Company has indicated it may from time to time provide future unspecified software upgrades to the hardware products’ essential software and/or non-software services free of charge.

In November 2014, the Company began outsourcing production of hardware to its OEM partners. The Company also shifted after-sale support of hardware to its original equipment manufacturer (OEM) partners for hardware products sold to its private-sector customers. The Company’s OEM partners are ultimately responsible for support and product warranty of hardware. Therefore, the Company normally does not accrue for potential product warranty liability. Hardware sales are classified on the “Revenue-products” line on the Company’s consolidated statements of operations.

Software subscription

Starting in the fourth quarter of 2014, the Company began to generate software subscription revenues from the private sector. The basis for the Company’s software subscription revenue recognition is substantially governed by the accounting guidance contained in ASC 985-605, Software-Revenue Recognition.

In the private sector, the Company’s customers pay software subscription fee for the right to access and use the Company’s proprietary Cloud-Application-Terminal platform such as Yunfa advertising distribution system and Taoping ad screen sharing platform, which does not require significant customization and modification to the customers’ specifications. For software subscription arrangements that usually do not require customers’ acceptance, the Company’s customers subscribe to the Company’s Cloud-Application-Terminal platform as a service. The Company generates software-as-a-service (SaaS) revenues selling its Cloud-based Technology platform as a monthly subscription service. The Company’s SaaS revenues are generally recognized ratably over the contract term commencing with the date its service is made available to customers and all other revenue recognition criteria have been satisfied, when: (1) the Company enters into a legally binding agreement with a customer for the subscription of software platform; (2) the Company delivers the products; (3) the sale price is fixed or determinable and free of contingencies or significant uncertainties; and (4) collection is probable. Revenues from software subscription contracts are classified on the “Revenue-Software” line on the Company’s consolidated statements of operations. The Company has indicated that it may from time to time provide future unspecified software upgrades to the Company’s Cloud-Application-Terminal platform free of charge.

Non-software element arrangements of training, technical support, and future unspecified software upgrades related to use our Cloud-Application-Terminal platform are included in the monthly subscription fee. The facts of training to use our Cloud-Application-Terminal platform being a one-time event during the first introduction of the platform to the customers, technical support being on a needed basis, and software upgrades being infrequent on the when-and-if-available basis and free of charge, the fair value of these elements is immaterial to overall monthly software subscription based on the Company’s best estimate, and the Company does not allocate any portion of software subscription revenue to the non-software elements and does not defer revenue associated with non-software elements. The Company will continuously monitor the fair value of these elements and see if the cost would be material to allocate the fair value.

Customers typically subscribe to SaaS offerings on a three-to-five-year basis to obtain access to the Company’s display terminals deployed on their premises and to the Company’s cloud-based software hosted on their server via the Internet. Although the duration of some of the Company’s SaaS contracts are longer than  75% of the economic life of the hardware equipment, because in the PRC payment collection beyond any three-year term is highly uncertain, the Company has chosen to recognize its SaaS revenues ratably over the contract term. Revenues from SaaS contracts are classified on the “Revenue-Software” line on the Company’s consolidated statements of operations.

Software sales

Customers pay the Company a fixed price to design and develop software products specifically customized for their needs. Software development projects usually include developing software, integrating various isolated software systems into one, and testing the system. The design and build services, together with the integration of the various elements, are generally determined to be essential to the functionality of the delivered software, and accordingly revenue is recognized using the percentage of completion method of accounting in accordance with FASB ASC 985-605. The percentage of completion for each contract is estimated based on the ratio of direct labor hours incurred to total estimated direct labor hours. Revenues from software development contracts do not include either hardware or system integration, and are classified on the “Revenue-Software” line on the Company’s consolidated statements of operations. The related technical support and maintenance services are generally sold separately as stand-alone contracts. Revenues from these services are recognized as services are performed or ratably over the term of service period.

For software products that do not require significant modification or customization, the Company will provide subsequent software updates and support. Such software sales are recognized and classified on the “Revenue-Software” line on the Company’s consolidated statements of operations. The Company has identified two deliverables regularly included in arrangements involving the sale of software products and the rights to receive, on a when-and-if-available basis, future unspecified software upgrades and support and maintenance. Because software is highly specialized and stable, subsequent upgrade or enhancement is infrequent. The fair value of software support and maintenance is immaterial estimating approximately $50,000  per annum. Therefore the Company does not allocate any portion of revenue to future upgrades or support.

System integration services

System integration revenues are generated from fixed-price contracts which combine both customized software development and integration, and non-customized hardware. System integration projects usually include the purchase of hardware, software development, and integration of various systems into one, and test of the system. Accordingly, system integration revenues contain multiple deliverables consisting of two separate units of account (1) software development and integration, and (2) hardware, both of which are clearly outlined in contracts executed with customers. Revenue from the software element is recognized using the percentage of completion method of accounting outlined above under software development contracts. Revenue from the hardware element is recognized when all four revenue recognition criteria are met, as outlined above under hardware revenues, which generally occurs upon customer’s acceptance. The hardware component of system integration projects consists of standard products and requires only minor modification and an insignificant amount of labor to meet customers’ needs. Collectively, revenues from system integration projects are recognized using percentage of completion based on the ratio of costs incurred to total estimated costs, and are classified on the “Revenue-System Integration” line on the Company’s consolidated statements of operations.

The Company accounts for system integration projects in accordance with FASB ASC 605-25. To determine the selling price of each unit of account included within the system integration contracts, the Company uses vendor-specific objective evidence (VSOE) for the software component, and third-party evidence for the hardware component. In addition, the Company provides post contract support (PCS), which includes telephone technical support that is not essential to the functionality of the software or hardware elements. Although VSOE does not exist for PCS, because (1) the PCS fees are included in the total contract amount, (2) the PCS service period is for less than one year, (3) the estimated cost of providing PCS is not significant, and (4) unspecified upgrades and enhancements offered are minimal and infrequent; the Company recognizes PCS revenue after delivery and customer acceptance.

Contract periods are usually less than six months, and typical contract periods for PCS are  12  months.

Customers are billed in accordance with contract terms, which typically require partial payment at the signing of the contract, partial payment at delivery and customer acceptance dates, with the remainder due within a stated period of time not exceeding  12  months. Occasionally, the Company enters into contracts which allow a percentage (generally  5%) of the total contract price to be paid one to three years after completion of a system integration project. Revenues on these extended payments are recognized upon completion of the terms specified in the contract and collectability is reasonably assured.

For hardware products sold to the Company’s public sector customers, the Company remains responsible for providing after-sale support due to contractual requirements specific to the public sector. However, the original vendors of hardware are ultimately liable for replacement of defective or non-conforming products. Therefore, the Company normally does not accrue for potential product warranty liability.

No rights of return are allowed except for non-conforming products, which have been insignificant based on historical experiences. If non-conforming products are returned due to software issues, the Company will provide upgrades or additional customization to suit the customers’ needs, which is infrequent with immaterial costs. In cases where nonconformity is a result of integrated hardware, the Company returns the hardware to the original vendor for replacement.

Changes in estimates for revenues, costs and profits are recognized in the period in which they are determinable. When the Company’s estimates indicate that the entire contract will be performed at a loss, a provision for the entire loss is recorded in the current accounting period.

As a result of our business transformation from traditional IT business to integrated cloud-based solutions, most IT projects performed by iASPEC are being phased out. The Company has recognized revenues when promised goods or services are transferred to customers in an amount that reflects the consideration that is expected to be received for those goods or services.

Treasury Stock [Policy Text Block]

(p) Treasury Stock

The Company repurchases its ordinary shares from time to time in the open market and holds such shares as treasury stock. The Company applies the “cost method” and presents the cost to repurchase such shares as a reduction in equity. During the years ended December 31, 2017, 2016, and 2015, the Company repurchased a total of - 0 -, - 0 -, and 685,000 ordinary shares, respectively.

Stock-based compensation [Policy Text Block]

(q) Stock-based compensation

The Company applies ASC No. 718, “Compensation-Stock Compensation”, which requires that share-based payment transactions with employees, such as share options, be measured based on the grant date fair value of the equity instrument and recognized as compensation expense over the requisite service period, with a corresponding addition to equity. Under this method, compensation cost related to employee share options or similar equity instruments is measured at the grant date based on the fair value of the award and is recognized over the period during which an employee is required to provide service in exchange for the award, which generally is the vesting period.

The Company applies ASC 505-50, “Equity-Based Payments to Nonemployee”, which requires that share-based payment transactions with nonemployees, such as share options, be measured at the fair value of the consideration received or the fair value of the equity instruments issued, whichever can be more reliably measured. The fair value of the equity instrument is recognized as compensation expense over the requisite service period, with a corresponding addition to equity. Under this method, compensation cost related to nonemployee share options or similar equity instruments is measured at the grant date based on the fair value of the award and is recognized over the period specified in the service agreement or the performance conditions being achieved in the same manner as of the Company had paid cash for the services.

During the years ended December 31, 2017, 2016, and 2015, the Company recognized approximately $583,000, $273,000, and $201,000, respectively, of compensation expense.

Foreign Currency Translation [Policy Text Block]

(r) Foreign Currency Translation

The functional currency of the US and BVI companies is the United States dollar. The functional currency of the Company’s Hong Kong subsidiaries is the Hong Kong dollar.

The functional currency of the Company’s wholly-owned PRC subsidiaries and its VIE is the Chinese Renminbi Yuan, (“RMB”). RMB is not freely convertible into foreign currencies. The Company’s PRC subsidiaries’ and their VIE’s financial statements are maintained in the functional currency. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at rates of exchange prevailing at the balance sheet date. Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transactions. Exchange gains or losses arising from foreign currency transactions are included in the determination of net loss for the respective periods.

For financial reporting purposes, the financial statements of the Company have been translated into United States dollars. Assets and liabilities are translated at exchange rates at the balance sheet dates, revenue and expenses are translated at average exchange rates, and equity is translated at historical exchange rates. Any resulting translation adjustments are not included in determining net income but are included in other comprehensive loss, a component of equity.

The exchange rates adopted are as follows:

	December 31,	December 31,
	2017	2016
Year-end RMB to US$ exchange rate	6.5084	6.9437
Average yearly RMB to US$ exchange rate	6.7561	6.6403

The average yearly RMB to US$ exchange rate adopted for the year ended December 31, 2015 was 6.2150

No representation is made that the RMB amounts could have been, or could be, converted into United States dollars at the rates used in translation.

Research & Development Expenses [Policy Text Block]

(s) Research & Development Expenses

The Company follows the guidance in FASB ASC 985-20, Cost of Software to Be Sold, Leased or Marketed, regarding software development costs to be sold, leased, or otherwise marketed.

FASB ASC 985-20-25 requires research and development costs for software development to be expensed as incurred until the software model is technologically feasible. Technological feasibility is established when the enterprise has completed all planning, designing, coding, testing, and identification of risks activities necessary to establish that the product can be produced to meet its design specifications, features, functions, technical performance requirements. A certain amount of judgment and estimation is required to assess when technological feasibility is established, as well as the ongoing assessment of the recoverability of capitalized costs. The Company’s products reach technological feasibility shortly before the products are released and sold to the public. Therefore research and development costs are generally expensed as incurred.

Subsidy Income [Policy Text Block]

(t) Subsidy Income

Subsidy income mainly represents income received from various local governmental agencies in China for developing high technology products in the fields designated by the government as new and highly innovative. We have no continuing obligation under the subsidy provision.

Sales, use and other value-added taxes, and Income Taxes [Policy Text Block]

(u) Sales, use, other value-added taxes, and Income Taxes

Revenue is recorded net of applicable sales, use, and value-added taxes.

Income taxes are provided on an asset and liability approach for financial accounting and reporting of income taxes. Deferred income taxes are recognized for all significant temporary differences at enacted rates and classified as non-current in the financial statements. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion, or all of, the deferred tax assets will not be realized. The Company classifies interest and/or penalties related to unrecognized tax benefits, if any, as a component of income tax expense.

The Company applies the provisions of ASC No. 740 “Income Taxes” (“ASC 740”), which clarifies the accounting for uncertainty in income taxes recognized by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC 740 also provides accounting guidance on de-recognition, classification, interest and penalties, and disclosure.

Discontinued Operations [Policy Text Block]

(v) Discontinued Operations

“ASU 2014-08, Presentation of Financial Statements (Topic 205) and Property, Plant and Equipment (Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity” was effective for the Company during the year ended December 31, 2015. The amendments contained in this update change the criteria for reporting discontinued operations and enhance the reporting requirements for discontinued operations. Under the revised standard, a discontinued operation must represent a strategic shift that has or will have a major effect on an entity’s operations and financial results. Examples could include a disposal of a major line of business, a major geographical area, a major equity method investment, or other major parts of an entity. The revised standard also allows an entity to have certain continuing cash flows or involvement with the component after the disposal. Additionally, the standard requires expanded disclosures about discontinued operations that will provide financial statement users with more information about the assets, liabilities, income, and expenses of discontinued operations. The Company accounted for the sale of Geo and Zhongtian during 2015 as a discontinued operation pursuant to this standard. Refer to Note 14 for additional details.

Segment reporting [Policy Text Block]

(w) Segment reporting

Segment information is consistent with how management reviews the businesses, makes investing and resource allocation decisions and assesses operating performance. Transfers and sales between reportable segments, if any, are recorded at cost.

The Company reports financial and operating information in the following two segments:

(a)

Cloud-based Technology (CBT) segment — The CBT segment is the Company’s current and future focus for corporate development. It includes the Company’s cloud-based products and services sold to private sectors including new media, healthcare, education, and residential community management. In this segment, the Company generates revenues from the sales of hardware and software total solutions with proprietary software and content. Starting in the fourth quarter of 2014, the Company also began to generate additional revenue from monthly software licensing and Software-as-a Service (SaaS) fees.

(b)	Traditional Information Technology (TIT) segment - The TIT segment includes the Company's project-based technology products and services sold to the public sector. The solutions the Company has sold primarily include Geographic Information Systems (GIS), Digital Public Security Technology (DPST), and Digital Hospital Information Systems (DHIS). In this segment, the Company generates revenues from sales of software and system integration services.

Recent Accounting Pronouncements [Policy Text Block]

(y) Recent Accounting Pronouncements

In May 2014, the FASB issued Accounting Standards Update No. 2014-09 (ASU 2014-09),"ASC 606-10-65-1, Revenue from Contracts with Customers (Topic 606)." ASU 2014-09 supersedes the revenue recognition requirements in "Revenue Recognition (Topic 605)", and requires entities to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. ASU 2014-09 is effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period, and is to be applied retrospectively. Early adoption is permitted to the effective date of December 31, 2016 using either of two methods: (1) retrospective application of Topic 606 to each prior reporting period presented with the option to elect certain practical expedients as defined within Topic 606 or (2) retrospective application of Topic 606 with the cumulative effect of initially applying Topic 606 recognized at the date of initial application and providing certain additional disclosures as defined per Topic 606. The Company plan to adopt Topic 606 pursuant to the adoption method (2), and believes that there will not be material impact to the Company’s revenues upon adoption.

In January 2016, the FASB issued ASU 2016-01, “ASC 825-10-65-2, Financial Instruments – Overall (Subtopic 825-10) Recognition and Measurement of Financial Assets and Financial Liabilities”. The guidance requires equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income. The guidance requires to use the exit price notion, when measuring the fair value of financial instruments for disclosure purposes and separate presentation of financial assets and financial liabilities by measurement category and form of financial asset (i.e., securities or loans and receivables). The guidance also eliminates the requirement for disclosure of the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost. The guidance requires prospective application for reporting periods beginning after December 15, 2017 and permits adoption in an earlier period. Adoption of ASU 2016-1is not expected to have a material impact on the Company’s consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, “ASC 842-10-65-1, Leases (Topic 842)”. The guidance requires, with the exception of short-term leases, a lease liability, which is a lessee‘s obligation to make lease payments arising from a lease, measured on a discounted basis; and a right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. Under the new guidance, lessor accounting is largely unchanged. Certain targeted improvements were made to align, where necessary, lessor accounting with the lessee accounting model and Topic 606, Revenue from Contracts with Customers. The guidance requires prospective application for reporting periods beginning after December 15, 2018 and early adoption is permitted. Lessees (for capital and operating leases) and lessors (for sales-type, direct financing, and operating leases) must apply a modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements. The modified retrospective approach would not require any transition accounting for leases that expired before the earliest comparative period presented. Lessees and lessors may not apply a full retrospective transition approach. Adoption of ASU 2016-2 is not expected to have material impact on the consolidated financial statements.

In April 2016, the FASB issued ASU 2016-10, “ASC 606-10-65-1, Revenue from Contracts with Customers (Topic 606): identifying Performance Obligation and Licensing.” "The amendments add further guidance on identifying performance obligations and also to improve the operability and understandability of the licensing implementation guidance. Nevertheless, the amendments do not change the core principle of the guidance in Topic 606. The guidance is effective for reporting periods beginning after December 15, 2017. Adoption of ASU 2016-10 is not expected to have material impact to the Company’s consolidated financial statements.

In May 2016, the FASB issued ASU 2016-11, “ASC 606-10-65-1, Revenue Recognition (Topic 605) and Derivatives and Hedging (Topic 815): Rescission of SEC Guidance Because of Accounting Standards Updates 2014-09 and 2014-16 Pursuant to Staff Announcements at the March 3, 2016 EITF Meeting.” The new guidance rescinds SEC paragraphs pursuant to two SEC Staff Announcements at the March 3, 2016 Emerging Issues Task Force (EITF) meeting. Specifically, registrants should not rely on the following SEC Staff Observer comments upon adoption of Topic 606: (1) Accounting for Shipping and Handling Fees and Costs, which is codified in paragraph 605-45-S99-1; (2) Accounting for Consideration Given by a Vendor to a Customer (including Reseller of the Vendor’s Products), which is codified in paragraph 605-50-S99-1. The guidance is effective for reporting periods beginning after December 15, 2017. Adoption of ASU 2016-11 is not expected to have material impact to the Company’s consolidated financial statements.

In May 2016, the FASB issued ASU 2016-12, “ASC 606-10-65-1, Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients.” The guidance, among other things: (1) clarifies the objective of the collectability criterion for applying paragraph 606-10-25-7; (2) permits an entity to exclude amounts collected from customers for all sales (and other similar) taxes from the transaction price; (3) specifies that the measurement date for noncash consideration is contract inception; (4) provides a practical expedient that permits an entity to reflect the aggregate effect of all modifications that occur before the beginning of the earliest period presented when identifying the satisfied and unsatisfied performance obligations, determining the transaction price, and allocating the transaction price to the satisfied and unsatisfied performance obligations; (5) clarifies that a completed contract for purposes of transition is a contract for which all (or substantially all) of the revenue was recognized under legacy GAAP before the date of initial application, and (6) clarifies that an entity that retrospectively applies the guidance in Topic 606 to each prior reporting period is not required to disclose the effect of the accounting change for the period of adoption. ASU 2016-12 is effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period, and is to be applied retrospectively. Early adoption is permitted to the effective date of adoption of ASU 2014-09. The Company believes that there will not be material impact to the Company’s revenues upon adoption.

In August 2016, the FASB issued ASU 2016-15, “ASC 230-10-65-2, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments.” These updates provide cash flow statement classification guidance applicable to the Company for: (1) Debt Prepayment or Debt Extinguishment Costs; (2) Contingent Consideration Payments Made after a Business Combination; (3) Proceeds from the Settlement of Insurance Claims; (4) Distributions Received from Equity Method Investees. These updates are effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. Early adoption is permitted. Adoption of ASU 2016-15 is not expected to have material impact to the Company’s consolidated financial statements.

In October 2016, the FASB issued ASU 2016-16, “ASC 740-10-65-5, Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory.” The new guidance requires an entity to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory, when the transfer occurs. The new guidance eliminates the exception for an intra-entity transfer of an asset other than inventory. Although the new guidance does not require new disclosure, the existing disclosure requirements might be applicable, when accounting for the current and deferred income taxes for an intra-entity transfer of an asset other than inventory. The guidance is effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. Early adoption is permitted. The new guidance should be applied on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings as of the beginning of the period of adoption. Adoption of ASU 2016-15 is not expected to have material impact to the Company’s consolidated financial statements..

In November 2016, the FASB issued ASU 2016-18, “ASC 230-10-65-3, Statement of Cash Flows (Topic 230): Restrict Cash.” The new guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. As a result, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The new guidance is effective for annual reporting periods beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted. The guidance should be applied using a retrospective transition method to each period presented. Adoption of ASU 2016-18 is not expected to have material impact to the Company’s consolidated financial statements.

In December 2016, the FASB issued ASU 2016-20, “ASC 606-10-65-1, Technical Corrections and Improvements to Topic 606, Revenue from Contract with Customers.” The amendments in ASU 2016-20 affect narrow aspects of the guidance issued in ASU 2014-09 applicable to the Company include: (1) Contract Costs, (2) Provisions for Losses on Construction-Type and Production-Type Contracts, (3) Disclosure of Remaining Performance Obligations, (4) Disclosure of Prior Period Performance Obligations, (5) Contract Modifications, (6) Contract Asset vs. Receivable, (7) Refund Liability. The effective date of these amendments are at the same date that Topic 606 is effective for annual reporting periods beginning after December 15, 2017, including interim reporting periods therein. The Company plans to adopt ASU 2014-09 and ASU 2016-20 in the fiscal year of 2018, and believes that there will not be material impact to the Company’s revenues upon adoption.

In January 2017, the FASB issued 2017-01, “ASC 805-10-65-4, Business Combinations (Topic 805): Clarifying the Definition of a Business.” The new update is effective for annual periods beginning after December 15, 2017, including interim periods within those periods. Early adoption is permitted under certain circumstances, and should be applied prospectively as of the beginning of the period of adoption. Adoption of ASU 2017-01 is not expected to have material impact to the Company’s consolidated financial statements.

In January 2017, the FASB issued 2017-04, “ASC 350-20-65-3, Intangibles – Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment.” The new guidance eliminates Step 2 from the goodwill impairment test. The annual, or interim, goodwill impairment test is performed by comparing the fair value of a reporting unit with its carrying amount. An impairment charge should be recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. In addition, income tax effects from any tax deductible goodwill on the carrying amount of the reporting unit should be considered when measuring the goodwill impairment loss, if applicable. The new guidance also eliminates the requirements for any reporting unit with a zero or negative carrying amount to perform a qualitative assessment and, if it fails that qualitative test, to perform Step 2 of the goodwill impairment test. An entity still has the option to perform the qualitative assessment for a reporting unit to determine if the quantitative impairment test is necessary. The new update is effective for annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. ASU 2017-04 should be adopted on a prospective basis. Adoption of ASU 2017-04 is not expected to have material impact to the Company’s consolidated financial statements.

In February 2017, the FASB issued 2017-05, “ASC 606-10-65-1, 'Other Income – Gains and Losses from the De-recognition of Nonfinancial Assets (Subtopic 610-20): Clarifying the Scope of Asset De-recognition Guidance and Accounting for Partial Sales of Nonfinancial Assets.” "The amendments clarify that a financial asset is within the scope of Subtopic 610-20, if it meets the definition of an in substance nonfinancial asset. The amendments also define the term in substance nonfinancial asset. The amendments clarify that nonfinancial assets within the scope of Subtopic 610-20 may include nonfinancial assets transferred within a legal entity to a counterparty. For example, a parent may transfer control of nonfinancial assets by transferring ownership interests in a consolidated subsidiary. A contract that includes the transfer of ownership interests in one or more consolidated subsidiaries is within the scope of Subtopic 610-20 if substantially all of the fair value of the assets that are promised to the counterparty in a contract is concentrated in nonfinancial assets. The amendments also clarify that an entity should identify each distinct nonfinancial asset or in substance nonfinancial asset promised to a counterparty and derecognize each asset when a counterparty obtains control of it. The effective date of these amendments are at the same date that Topic 606 is effective for annual reporting periods beginning after December 15, 2017, including interim reporting periods therein. The Company plans to adopt ASU 2014-09 and ASU 2017-05 in the fiscal year of 2018, and believes that there will not be material impact to the Company’s revenues upon adoption.

In May 2017, the FASB issued ASU 2017-09, “ASC 718-20-65-1, Compensation—Stock Compensation (Topic 718): Scope of Modification Accounting.” The amendments provide guidance on determining which changes to the terms and conditions of share-based payment awards require an entity to apply modification accounting under Topic 718. Effective for all entities for annual periods, including interim periods within those annual periods, beginning after December 15, 2017. Early adoption is permitted, including adoption in any interim period. Adoption of ASU 2017-09 is not expected to have material impact to the Company’s consolidated financial statements.

In July 2017, the FASB issued ASU 2017-11,”Earnings Per Share (Topic 260); Distinguishing Liabilities from Equity (Topic 480); Derivatives and Hedging (Topic 815): (Part I) Accounting for Certain Financial Instruments with Down Round Features, (Part II) Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Non-controlling Interests with a Scope Exception.” "These amendments simplify the accounting for certain financial instruments with down round features. The amendments require companies to disregard the down round feature when assessing whether the instrument is indexed to its own stock, for purposes of determining liability or equity classification. Companies that provide earnings per share (EPS) data will adjust their basic EPS calculation for the effect of the feature when triggered (i.e., when the exercise price of the related equity-linked financial instrument is adjusted downward because of the down round feature) and will also recognize the effect of the trigger within equity. The amendments also address navigational concerns within the FASB Accounting Standards Codification® related to an indefinite deferral available to private companies with mandatorily redeemable financial instruments and certain non-controlling interests, one that created significant “pending content” in the Codification. The FASB decided to reclassify the indefinite deferral as a scope exception, which does not have an accounting effect. The amendments are effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Adoption of ASU 2017-11 will not have material effect to the Company’s consolidated financial statements.

The Company has considered all other recently issued accounting pronouncements and does not believe that the adoption of such pronouncements will have a material impact on the consolidated financial statements.